21. FINANCIAL INSTRUMENTS AND RISKS	12 Months Ended
Dec. 31, 2020
Notes
21. FINANCIAL INSTRUMENTS AND RISKS

21.FINANCIAL INSTRUMENTS AND RISKS

a)Fair Value

Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s consolidated statements of financial position as at December 31, 2020 and 2019 as are follows:

	Quoted prices in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	instruments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

December 31, 2020
Cash and cash equivalents	$1,146,569	$-	$-	$1,146,569
Call/put option (Note 12)	-	-	112,658,740	112,658,740
TDMA loan (Note 5)	-	-	4,231,664	4,231,664
PV convertible loan	-	-	(17,705,058)	(17,705,058)

Total	$1,146,569	$-	$99,185,346	$100,331,915

December 31, 2019
Cash and cash equivalents	$1,378,687	$-	$-	$1,378,687
Deposits	12,530,659	-	-	12,530,659
Call/put option	-	-	55,967,351	55,967,351

Total	$13,909,346	$-	$55,967,351	$69,876,697

The table below presents the continuity schedule of the Company’s Level 3 investments:

Balance, January 1, 2019	$-
Additions - Call/put option FVTPL	55,967,351
Balance, January 1, 2020	55,967,351
Additions - TDMA Loan FVTPL	4,231,664
Additions - PV convertible Loan FVTPL	(17,705,058)
Change in Call/put option FVTPL	56,691,389
Total	$99,185,346

The fair values of other financial instruments, which include accounts receivable, accounts payable and accrued liabilities, loans receivable, loans payable, approximate their carrying values due to the relatively short-term maturity of these instruments.

b)Credit Risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet it's contractual obligations. Financial instruments that are subject to such risk include cash, accounts receivable and loans receivable. Accounts receivable balances are receivable from financial stable companies with good credit history. No credit loss allowance is required as the accounts receivable balances outstanding as at December 31, 2020 are considered collectible. The Company limits its exposure to credit loss by placing its cash with reputable financial institutions. Deposits held with these institutions may exceed the amount of insurance provided on such deposits. The Company is exposed to significant credit risk on its loans receivable. The carrying amount of financial assets represents the maximum credit exposure. The Company mitigates credit risk on loans receivable by monitoring the financial performance of borrowers.

c)Foreign Exchange Risk

The Company has cash and loans receivable denominated in United States dollars and, as a consequence, the financial results of the Company’s operations as reported in Canadian dollars are subject to changes in the value of the Canadian dollar relative to the US dollar. Therefore, exchange rate movements in the United States dollar can have a significant impact on the Company’s operating results due to the translation of monetary assets.

At December 31, 2020, a 4% (2019 – 4%) strengthening (weakening) of the Canadian dollar against the US dollar would have increased (decreased) the Company’s net loss by approximately $482,000 (2019 - $2,064,000).

d)Interest Rate Risk

Interest rate risk is the risk that future cash flows will fluctuate as a result of changes in market interest rates. Interest earned on cash is at nominal interest rates, and therefore the Company does not consider interest rate risk for cash to be significant.

As at December 31, 2020, the interest rate on loans receivable, credit facilities, and convertible debentures are fixed based on the contracts in place. As such, the Company is exposed to interest rate risk to the extent as stated on these financial assets and liabilities.

e)Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages its liquidity risk by forecasting cash flows from operations and anticipated investing and financing activities.

As at December 31, 2020, the Company had a cash balance of $1,146,569 (December 31, 2019 - $1,378,687) available to apply against short-term business requirements and current liabilities of $70,794,116 (December 31, 2019 -$55,542,045). All of the liabilities presented as accounts payable and accrued liabilities are due within 120 days of December 31, 2020.